Company financial information - Comprehensive income (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of information about consolidated structured entities [line items]
Finance (expense)/income | $	$ (192,000,000)		$ (147,000,000)		$ 80,000,000
Profit (loss) before tax | $	10,000,000		(71,000,000)		256,000,000
Income tax (charge)/credit | $	(13,000,000)		21,000,000		(19,000,000)
(Loss)/profit for the year	(3,000,000)	€ (3)	(50,000,000)	€ (46)	237,000,000	€ 224
Parent
Disclosure of information about consolidated structured entities [line items]
Other income		14
Other external charges		(2)		(2)		(3)
Finance (expense)/income		(22)		(5)		1
(Loss)/profit before exceptional items		(10)		(7)		(2)
Exceptional operating Income/(costs)		1		1		(2)
Exceptional finance income/(costs)		13		55		210
Impairment of investments in subsidiary undertakings.	(400,000,000)	(400)
Profit (loss) before tax		(396)		49		206
Income tax (charge)/credit		3
(Loss)/profit for the year	$ (427,000,000)	€ (393)	$ 53,000,000	€ 49	$ 218,000,000	€ 206